SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Narrative) (Details) (USD $)	5 Months Ended	12 Months Ended
	May 31, 2013	Dec. 31, 2014 employees	Dec. 31, 2013 employees	Dec. 31, 2012	Jan. 31, 2013
Stockholders' Equity Note [Abstract]
Options exercised (in shares)	144,000		35,000
Exercised share price (in dollars per share)	$ 6.44		$ 5.29
Premium on stock options exercised	$ 800,000		$ 200,000
Shares issued (in shares)			8,000,000
Proceeds from shares issued			128,700,000
Premium on new shares issued			120,700,000
Amortization of deferred equity contributions		4,520,000	20,197,000	13,018,000
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of options exercised during the period		2,900,000	900,000	2,300,000
Number of employees exercising options		2	2
Number of employees who exercised options and received cash		1	1
Number of options exercised satisfied by cash payment		80,000	40,000
Equity component of convertible bond issuance, net		0	20,722,000	0
Ship Finance International Limited Share Option Scheme [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of options exercised during the period		1,200,000	400,000
US dollar 350 Million Senior Unsecured Convertible Bonds Due 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion price (in dollars per share)		$ 18.1555			$ 21.945
Premium of conversion price to share price					33.00%
Debt amount					$ 350,000,000